Cover	Sep. 24, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	FactSet Research Systems Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11869
Entity Tax Identification Number	13-3362547
Entity Address, Address Line One	45 Glover Avenue
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06850
City Area Code	203
Local Phone Number	810-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001013237
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Common Stock 1
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	FDS
Security Exchange Name	NYSE
Common Stock 2
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	FDS
Security Exchange Name	NASDAQ